Digital Assets (Tables)	12 Months Ended
Mar. 31, 2024
Digital Assets [Abstract]
Schedule of Digital Assets
	2024	2023
	US$	US$
Digital assets held on exchange institutions	126,468,184	41,113,238
Digital assets held on exchange institutions - restricted	—	5,110,220
Total digital assets held on exchange institutions	126,468,184	46,233,458